NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 17—NET LOSS PER SHARE

The weighted-average number of shares of common stock outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. Shares of common stock issued as a result of the conversion of Legacy Lucid convertible preferred stock in connection with the Closing have been included in the basic net loss per share calculation on a prospective basis.

Basic and diluted net loss per share attributable to common stockholders are calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2021	2020	2019
Net loss	$(2,579,761)	$(719,380)	$(277,357)
Deemed contribution related to repurchase of Series B convertible preferred stock	—	1,000	—
Deemed contribution related to repurchase of Series C convertible preferred stock	—	12,784	7,935
Deemed dividend related to the issuance of Series E convertible preferred stock	(2,167,332)	—	—
Net loss attributable to common stockholders	$(4,747,093)	$(705,596)	$(269,422)

Weighted-average shares outstanding—basic and diluted	740,393,759	24,825,944	20,595,229

Net loss per share:
Basic and diluted	$(6.41)	$(28.42)	$(13.08)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	Year Ended December 31,
Excluded Securities	2021	2020	2019
Convertible preferred stock (on an as-converted basis)	—	957,159,704	502,582,535
Convertible preferred stock warrants (on an as-converted basis)	—	1,546,799	1,546,799
Private warrants to purchase common stock	44,350,000	—	—
Options outstanding to purchase common stock	64,119,902	70,675,318	69,305,845
RSUs outstanding	32,210,200	—	—
If-converted common shares from convertible note	36,737,785	—	—
Total	177,417,887	1,029,381,821	573,435,179

The 16,024,411 shares of common stock equivalents subject to RSUs are excluded from the anti-dilutive table above as the underlying shares remain contingently issuable since the market conditions have not been satisfied as of December 31, 2021.